Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.0%
131,184	iShares 20+ Year Treasury Bond ETF	$18,932,475	2.0
459,805	Schwab U.S. TIPS ETF	28,774,597	3.0
23,514	Vanguard S&P 500 ETF	9,273,921	1.0
1,670,938	Xtrackers USD High Yield Corporate Bond ETF	66,971,195	7.0

	Total Exchange-Traded Funds
	(Cost $119,829,711)	123,952,188	13.0

MUTUAL FUNDS: 81.9%
	Affiliated Investment Companies: 81.9%
2,079,557	Voya Emerging Markets Index Portfolio - Class P2	28,385,950	3.0
4,731,044	Voya International Index Portfolio - Class P2	56,015,565	5.9
1,343,834	Voya Russell Mid Cap Index Portfolio - Class P2	18,598,658	2.0
529,148	Voya Russell Small Cap Index Portfolio - Class P2	9,291,831	1.0
2,920,093	Voya Short Term Bond Fund - Class P2	28,850,520	3.0
41,672,860	Voya U.S. Bond Index Portfolio - Class P2	450,483,616	47.4
9,277,937	Voya U.S. Stock Index Portfolio - Class P2	185,929,867	19.6

	Total Mutual Funds
	(Cost $740,644,782)	777,556,007	81.9

Principal Amount†			Value	Percentage of Net Assets
INVESTMENT CONTRACT: 5.1%
4,792,915	(1),(2)	VRIAC Contract, 1.600%	47,991,702	5.1

	Total Investment Contract
	(Cost $47,929,260)		47,991,702	5.1

	Total Long-Term Investments
	(Cost $908,403,753)		949,499,897	100.0

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.0%
	Mutual Funds: 0.0%
450,565	(3) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $450,565)	$450,565	0.0

	Total Short-Term Investments
	(Cost $450,565)	450,565	0.0

	Total Investments in Securities (Cost $908,854,318)	$949,950,462	100.0
	Liabilities in Excess of Other Assets	(181,246)	–
	Net Assets	$949,769,216	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	The Investment Contract is issued by Voya Retirement Insurance and Annuity Company ("VRIAC"). The interest rate is assessed and may change quarterly.
(3)	Rate shown is the 7-day yield as of September 30, 2021.

Voya Index Solution Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$123,952,188	$–	$–	$123,952,188
Mutual Funds	777,556,007	–	–	777,556,007
Investment Contract	–	–	47,991,702	47,991,702
Short-Term Investments	450,565	–	–	450,565
Total Investments, at fair value	$901,958,760	$–	$47,991,702	$949,950,462

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2021:

Investments, at fair value	Fair Value at September 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input***
Investment Contract	$47,991,702	Cost Analysis	Interest rate	1.600%	1.600%	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2021:

Investment Contract
Assets:
Beginning balance at December 31, 2021	$-
Purchases	48,968,710
Sales	(1,039,451)
Total realized gain (loss)	-
Net change in unrealized appreciation (depreciation)****	62,443
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at September 30, 2021	$47,991,702
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2021****	$62,443

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Issuer
Voya Emerging Markets Index Portfolio - Class P2	$30,839,526	$3,596,853	$(4,155,182)	$(1,895,247)	$28,385,950	$257,878	$1,338,552	$-
Voya International Index Portfolio - Class P2	55,689,531	7,046,780	(7,889,238)	1,168,492	56,015,565	1,172,496	1,749,856	-
Voya Russell Mid Cap Index Portfolio - Class P2	-	21,803,252	(1,492,617)	(1,711,977)	18,598,658	192,942	(120,530)	1,698,466
Voya Russell Small Cap Index Portfolio - Class P2	52,498,559	1,246,303	(35,212,905)	(9,240,126)	9,291,831	126,272	14,819,965	-
Voya Short Term Bond - Class P2	98,126,274	10,972,396	(78,430,360)	(1,817,790)	28,850,520	1,785,847	1,089,254	-
Voya U.S. Bond Index Portfolio - Class P2	461,103,872	73,406,800	(59,887,793)	(24,139,263)	450,483,616	8,552,380	3,418,480	5,179,943
Voya U.S. Stock Index Portfolio - Class P2	195,353,038	43,615,184	(49,802,772)	(3,235,583)	185,929,867	-	14,948,194	18,073,254
VRIAC Contract	-	48,968,710	(1,039,451)	62,443	47,991,702	-	949	-
	$893,610,800	$210,656,278	$(237,910,318)	$(40,809,051)	$825,547,709	$12,087,815	$37,244,720	$24,951,663

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

  Cost for federal income tax purposes was $918,764,490.

  Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$50,065,497
Gross Unrealized Depreciation	(18,879,525)
Net Unrealized Appreciation	$31,185,972